Accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Accounting policies, presentation and estimates
These condensed consolidated half-year financial statements as at and for the period to 30 June 2021 have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority (FCA) and with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as adopted by the United Kingdom and comprise the results of Lloyds Bank plc (the Bank) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2020 which complied with international accounting standards in conformity with the requirements of the Companies Act 2006, were prepared in accordance with International Financial Reporting Standards (IFRS) and were compliant with IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. Copies of the 2020 Annual Report and Accounts are available on the Group’s website and are available upon request from Investor Relations, Lloyds Banking Group plc, 25 Gresham Street, London EC2V 7HN.
The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the condensed consolidated half-year financial statements. In reaching this assessment, the directors have taken into account the continuing uncertainties affecting the UK economy post-pandemic and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.

Changes in accounting policy and future accounting developments
Changes in accounting policy
The Group adopted the Interest Rate Benchmark Reform Phase 2 amendments from 1 January 2021. These amendments require that changes to expected future cash flows that both arise as a direct result of IBOR Reform and are economically equivalent to the previous cash flows are accounted for as a change to the effective interest rate with no adjustment to the asset or liability’s carrying amount; no immediate gain or loss is recognised. The new requirements also provide relief from the requirement to discontinue hedge accounting as a result of amending hedge documentation if the changes are required solely as a result of the IBOR Reform. The amendments do not have a material impact on the Group’s comparatives, which have not been restated.
Except for the change above, the Group's accounting policies are consistent with those applied by the Group in its 2020 Annual Report and Accounts and there have been no changes in the Group's methods of computation.
Future accounting developments
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2022 and in later years (including IFRS 9 Financial Instruments and IAS 37 Provisions, Contingent Liabilities and Contingent Assets). These amendments are not expected to have a significant impact on the Group.